American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 93.27% Bonds & notes of governments & government agencies outside the U.S. 75.95%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 1.70% 2031[1]	$2,775	$2,636
Abu Dhabi (Emirate of) 3.875% 2050[1]	1,100	1,198
Angola (Republic of) 9.50% 2025	3,080	3,232
Angola (Republic of) 8.25% 2028	2,920	2,810
Angola (Republic of) 8.00% 2029[1]	7,000	6,589
Angola (Republic of) 8.00% 2029	4,900	4,612
Argentine Republic 0.50% 2029	€65	27
Argentine Republic 1.00% 2029	$4,045	1,458
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[2]	46,230	15,559
Argentine Republic 0% 2035	600	4
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[2]	32,691	9,824
Argentine Republic 0.125% 2038 (1.50% on 7/9/2021)[2]	€1,238	496
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[2]	$2,984	1,035
Azerbaijan (Republic of) 4.75% 2024	1,261	1,369
Bahrain (Kingdom of) 6.125% 2022	5,000	5,254
Bahrain (Kingdom of) 6.125% 2023	1,330	1,436
Bahrain (Kingdom of) 6.75% 2029[1]	520	567
Belarus (Republic of) 6.875% 2023	1,100	1,125
Belarus (Republic of) 5.875% 2026	5,800	5,580
Brazil (Federative Republic of) 6.00% 2023[3]	BRL64,496	12,346
Brazil (Federative Republic of) 0% 2024	13,900	2,006
Brazil (Federative Republic of) 6.00% 2024[3]	42,140	8,175
Brazil (Federative Republic of) 10.00% 2025	23,050	4,321
Brazil (Federative Republic of) 6.00% 2030[3]	24,098	4,941
Cameroon (Republic of) 9.50% 2025	$3,700	4,023
Chile (Republic of) 2.80% 2033	CLP2,000,000	2,468
China (People’s Republic of), Series 1827, 3.25% 2028	CNY20,000	3,058
China (People’s Republic of), Series 1906, 3.29% 2029	10,900	1,668
China (People’s Republic of), Series INBK, 2.68% 2030	28,100	4,096
China (People’s Republic of), Series 1910, 3.86% 2049	34,400	5,390
China Development Bank Corp., Series 2012, 3.34% 2025	53,240	8,115
China Development Bank Corp., Series 2009, 3.39% 2027	124,500	18,843
China Development Bank Corp., Series 2004, 3.43% 2027	83,840	12,727
China Development Bank Corp., Series 1715, 4.24% 2027	25,300	4,010
China Development Bank Corp., Series 1805, 4.04% 2028	36,700	5,758
China Development Bank Corp., Series 1905, 3.48% 2029	134,100	20,258
Colombia (Republic of) 5.75% 2027	COP37,202,000	9,903
Colombia (Republic of) 4.50% 2029	$1,400	1,532
Colombia (Republic of) 7.375% 2037	1,000	1,325
Colombia (Republic of) 7.25% 2050	COP27,360,000	6,834
Colombia (Republic of) 4.125% 2051	$860	820
Colombia (Republic of), Series B, 6.25% 2025	COP19,461,400	5,522
Colombia (Republic of), Series B, 7.50% 2026	1,462,800	432
Colombia (Republic of), Series B, 6.00% 2028	6,027,900	1,611
Colombia (Republic of), Series B, 7.75% 2030	15,795,000	4,540
Colombia (Republic of), Series B, 7.00% 2032	11,520,000	3,067
Colombia (Republic of), Series B, 7.25% 2034	14,192,000	3,796
American Funds Emerging Markets Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 4.375% 2025	$2,885	$2,871
Costa Rica (Republic of) 6.125% 2031	3,375	3,405
Costa Rica (Republic of) 6.125% 2031[1]	970	978
Costa Rica (Republic of) 7.00% 2044	1,408	1,366
Cote d’Ivoire (Republic of) 5.375% 2024[1]	900	966
Cote d’Ivoire (Republic of) 5.25% 2030	€2,400	2,915
Cote d’Ivoire (Republic of) 5.875% 2031	5,875	7,292
Cote d’Ivoire (Republic of) 4.875% 2032	870	997
Dominican Republic 6.875% 2026[1]	$2,600	3,024
Dominican Republic 6.875% 2026	2,335	2,716
Dominican Republic 9.75% 2026	DOP107,350	2,048
Dominican Republic 5.95% 2027	$6,000	6,765
Dominican Republic 5.95% 2027[1]	2,600	2,931
Dominican Republic 4.50% 2030[1]	9,174	9,289
Dominican Republic 5.30% 2041[1]	1,987	1,960
Dominican Republic 7.45% 2044	2,500	2,953
Dominican Republic 6.85% 2045	300	333
Dominican Republic 6.50% 2048	260	276
Dominican Republic 6.40% 2049[1]	897	942
Dominican Republic 6.40% 2049	580	609
Dominican Republic 5.875% 2060[1]	2,350	2,260
Egypt (Arab Republic of) 5.577% 2023[1]	1,575	1,643
Egypt (Arab Republic of) 5.75% 2024[1]	640	673
Egypt (Arab Republic of) 4.75% 2026	€7,000	8,496
Egypt (Arab Republic of) 4.75% 2026	1,900	2,306
Egypt (Arab Republic of) 15.70% 2027	EGP22,200	1,493
Egypt (Arab Republic of) 6.588% 2028[1]	$4,400	4,524
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,714
Egypt (Arab Republic of) 7.625% 2032[1]	$4,400	4,517
Egypt (Arab Republic of) 7.625% 2032	2,200	2,258
Egypt (Arab Republic of) 8.50% 2047[1]	200	200
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	2,489
Ethiopia (Federal Democratic Republic of) 6.625% 2024	4,975	4,600
Export-Import Bank of China 2.93% 2025	CNY68,500	10,289
Export-Import Bank of India 3.25% 2030	$2,200	2,191
Gabonese Republic 6.375% 2024	4,281	4,450
Gabonese Republic 6.95% 2025	4,200	4,381
Gabonese Republic 6.625% 2031[1]	3,865	3,744
Ghana (Republic of) 16.50% 2023	GHS14,780	2,556
Ghana (Republic of) 18.85% 2023	7,820	1,404
Ghana (Republic of) 7.625% 2029	$1,900	1,872
Ghana (Republic of) 7.75% 2029[1]	2,100	2,084
Guatemala (Republic of) 4.375% 2027	3,125	3,355
Guatemala (Republic of) 6.125% 2050[1]	1,060	1,232
Honduras (Republic of) 6.25% 2027	7,900	8,670
Honduras (Republic of) 6.25% 2027[1]	1,950	2,140
Honduras (Republic of) 5.625% 2030[1]	2,170	2,278
India (Republic of) 8.24% 2027	INR251,450	3,786
India (Republic of) 7.17% 2028	248,000	3,560
Indonesia (Republic of) 4.20% 2050	$1,300	1,428
Indonesia (Republic of), Series 81, 6.50% 2025	IDR58,000,000	4,095
Indonesia (Republic of), Series 59, 7.00% 2027	126,464,000	9,069
Indonesia (Republic of), Series 64, 6.125% 2028	126,398,000	8,450
Indonesia (Republic of), Series 78, 8.25% 2029	103,266,000	7,771
Indonesia (Republic of), Series 71, 9.00% 2029	64,537,000	5,062
American Funds Emerging Markets Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 82, 7.00% 2030	IDR178,000,000	$12,434
Indonesia (Republic of), Series 73, 8.75% 2031	68,779,000	5,368
Indonesia (Republic of), Series 74, 7.50% 2032	144,559,000	10,221
Indonesia (Republic of), Series 65, 6.625% 2033	19,426,000	1,303
Indonesia (Republic of), Series 68, 8.375% 2034	50,537,000	3,818
Iraq (Republic of) 6.752% 2023[1]	$1,605	1,602
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	2,900	2,989
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	3,000	3,152
Kazakhstan (Republic of) 6.50% 2045	1,500	2,132
Kenya (Republic of) 6.875% 2024	3,025	3,333
Kenya (Republic of) 7.25% 2028	2,400	2,537
Kenya (Republic of) 7.25% 2028[1]	1,725	1,824
Kenya (Republic of) 8.25% 2048	800	827
Malaysia (Federation of), 4.127% 2032	MYR5,105	1,267
Malaysia (Federation of), Series 0120, 3.422% 2027	16,100	3,972
Malaysia (Federation of), Series 0219, 3.885% 2029	33,170	8,339
Malaysia (Federation of), Series 0413, 3.844% 2033	3,235	777
Malaysia (Federation of), Series 0318, 4.642% 2033	4,760	1,216
Malaysia (Federation of), Series 0419, 3.828% 2034	44,500	10,663
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,369
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	623
Malaysia (Federation of), Series 0418, 4.893% 2038	47,400	12,248
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,452
Malaysia (Federation of), Series 0519, 3.757% 2040	22,000	4,972
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,070
Morocco (Kingdom of) 1.375% 2026	€4,000	4,726
Morocco (Kingdom of) 1.375% 2026	678	801
Morocco (Kingdom of) 4.00% 2050[1]	$1,300	1,154
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]	5,165	4,265
Namibia (Republic of) 5.50% 2021	5,243	5,330
Nigeria (Republic of) 16.39% 2022	NGN125,000	284
Nigeria (Republic of) 7.625% 2047	$1,600	1,556
Oman (Sultanate of) 4.875% 2025[1]	11,464	11,976
Oman (Sultanate of) 6.25% 2031[1]	5,100	5,345
Pakistan (Islamic Republic of) 5.50% 2021	3,530	3,573
Pakistan (Islamic Republic of) 8.25% 2024	1,400	1,539
Pakistan (Islamic Republic of) 8.25% 2025	3,300	3,665
Pakistan (Islamic Republic of) 6.00% 2026[1]	7,580	7,717
Panama (Republic of) 3.75% 2026[1]	9,575	10,297
Panama (Republic of) 7.125% 2026	1,200	1,487
Panama (Republic of) 3.16% 2030	1,400	1,459
Panama (Republic of) 4.50% 2047	1,350	1,500
Panama (Republic of) 4.50% 2050	1,570	1,739
Panama (Republic of) 4.30% 2053	1,220	1,314
Panama (Republic of) 4.50% 2056	1,675	1,838
Paraguay (Republic of) 5.00% 2026	2,339	2,651
Paraguay (Republic of) 5.00% 2026[1]	1,140	1,292
Paraguay (Republic of) 4.95% 2031	2,160	2,452
Paraguay (Republic of) 2.739% 2033[1]	700	675
Paraguay (Republic of) 5.60% 2048[1]	4,555	5,200
Peru (Republic of) 4.125% 2027	1,065	1,193
Peru (Republic of) 6.15% 2032	PEN46,675	13,523
Peru (Republic of) 5.40% 2034	21,589	5,625
Peru (Republic of) 5.35% 2040	28,195	6,827
Peru (Republic of) 2.78% 2060	$885	733
American Funds Emerging Markets Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PETRONAS Capital Ltd. 3.50% 2030[1]	$1,300	$1,393
PETRONAS Capital Ltd. 3.50% 2030	500	536
Philippines (Republic of) 2.95% 2045	3,100	2,909
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	1,136	1,237
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	500	544
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[1]	350	422
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	319
PT Indonesia Asahan Aluminium Tbk 5.45% 2030	2,000	2,275
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[1]	780	887
Qatar (State of) 3.75% 2030[1]	2,300	2,576
Qatar (State of) 5.103% 2048[1]	2,200	2,788
Romania 5.95% 2021	RON25,810	6,197
Romania 3.50% 2022	33,000	8,053
Romania 3.70% 2024	15,000	3,741
Romania 4.75% 2025	14,300	3,695
Romania 2.00% 2032	€800	943
Romania 3.50% 2034	1,140	1,522
Romania 3.50% 2034	1,000	1,335
Romania 3.375% 2038	2,800	3,561
Romania 3.375% 2038	1,525	1,939
Russian Federation 7.00% 2023	RUB808,420	10,946
Russian Federation 7.15% 2025	496,080	6,743
Russian Federation 8.15% 2027	976,215	13,834
Russian Federation 4.375% 2029[1]	$9,400	10,298
Russian Federation 4.375% 2029	1,200	1,315
Russian Federation 7.65% 2030	RUB346,000	4,800
Russian Federation 8.50% 2031	721,366	10,631
Russian Federation 7.25% 2034	206,500	2,784
Russian Federation 5.10% 2035	$2,800	3,232
Russian Federation 5.25% 2047	5,600	6,659
Russian Federation 2.50% 2028[3]	RUB933,267	12,143
Senegal (Republic of) 6.25% 2024	$2,120	2,289
Senegal (Republic of) 4.75% 2028	€4,940	5,896
Senegal (Republic of) 4.75% 2028	3,700	4,416
Serbia (Republic of) 3.125% 2027	2,500	3,253
Serbia (Republic of) 3.125% 2027	1,000	1,301
South Africa (Republic of) 4.665% 2024	$1,500	1,592
South Africa (Republic of) 8.00% 2030	ZAR223,400	13,812
South Africa (Republic of) 8.25% 2032	42,000	2,461
South Africa (Republic of) 8.875% 2035	70,400	4,052
South Africa (Republic of) 8.50% 2037	14,100	762
South Africa (Republic of), Series R-186, 10.50% 2026	64,300	4,951
South Africa (Republic of), Series R-214, 6.50% 2041	111,100	4,692
South Africa (Republic of), Series R-2048, 8.75% 2048	193,300	10,279
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$6,051	5,857
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,441	1,922
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,000	688
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	7,100	4,534
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	253
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]	1,350	835
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1]	2,500	1,543
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	185
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	250	154
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	750	464
Tunisia (Republic of) 6.75% 2023	€10,870	11,686
American Funds Emerging Markets Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Tunisia (Republic of) 5.625% 2024	€2,035	$2,115
Tunisia (Republic of) 5.75% 2025	$465	407
Tunisia (Republic of) 6.375% 2026	€2,300	2,381
Turkey (Republic of) 9.20% 2021	TRY23,000	2,680
Turkey (Republic of) 10.70% 2022	24,200	2,674
Turkey (Republic of) 3.00% 2023[3]	15,810	1,932
Turkey (Republic of) 3.20% 2024[3]	7,547	955
Turkey (Republic of) 4.10% 2024[3]	10,891	1,399
Turkey (Republic of) 6.375% 2025	$1,445	1,435
Turkey (Republic of) 7.375% 2025	800	828
Turkey (Republic of) 8.00% 2025	TRY15,450	1,323
Turkey (Republic of) 4.25% 2026	$2,950	2,687
Turkey (Republic of) 4.875% 2026	3,580	3,313
Turkey (Republic of) 5.125% 2028	635	575
Turkey (Republic of) 6.125% 2028	2,240	2,124
Turkey (Republic of) 7.625% 2029	1,400	1,443
Turkey (Republic of) 5.875% 2031	2,100	1,904
Ukraine 15.36% 2021	UAH38,794	1,460
Ukraine 16.00% 2021	15,300	565
Ukraine 14.91% 2022	69,742	2,649
Ukraine 17.00% 2022	50,293	1,927
Ukraine 10.00% 2023	31,600	1,096
Ukraine 11.67% 2023	51,578	1,851
Ukraine 15.97% 2023	47,600	1,835
Ukraine 8.994% 2024	$5,670	6,306
Ukraine 7.75% 2025	1,200	1,307
Ukraine 15.84% 2025	UAH101,065	4,036
Ukraine 6.75% 2026	€6,636	8,371
Ukraine 7.375% 2032	$1,000	1,008
Ukraine 7.253% 2033	4,030	4,020
Ukraine 7.253% 2033[1]	2,700	2,693
Ukraine 0% 2040	3,700	3,827
United Mexican States 4.75% 2032	1,530	1,707
United Mexican States 4.00% 2040[3]	MXN74,384	3,965
United Mexican States 4.00% 2046[3]	40,573	2,206
United Mexican States 4.50% 2050	$1,900	1,930
United Mexican States 3.75% 2071	1,805	1,570
United Mexican States 5.75% 2110	2,374	2,644
United Mexican States, Series M, 5.75% 2026	MXN159,050	7,723
United Mexican States, Series M, 7.50% 2027	118,000	6,155
United Mexican States, Series M20, 8.50% 2029	300,000	16,490
United Mexican States, Series M, 7.75% 2031	140,000	7,306
United Mexican States, Series M, 7.75% 2034	60,000	3,088
United Mexican States, Series M, 8.00% 2047	138,000	6,933
United Mexican States, Series M30, 10.00% 2036	23,500	1,438
Uruguay (Oriental Republic of) 4.375% 2028[3]	UYU44	1
Uruguay (Oriental Republic of) 3.875% 2040[3]	69,934	1,838
Venezuela (Bolivarian Republic of) 7.00% 2018[4]	$225	22
Venezuela (Bolivarian Republic of) 7.75% 2019[4]	4,983	498
Venezuela (Bolivarian Republic of) 6.00% 2020[4]	3,353	339
Venezuela (Bolivarian Republic of) 12.75% 2022[4]	300	32
Venezuela (Bolivarian Republic of) 9.00% 2023[4]	4,895	509
Venezuela (Bolivarian Republic of) 8.25% 2024[4]	2,276	237
Venezuela (Bolivarian Republic of) 7.65% 2025[4]	450	47
Venezuela (Bolivarian Republic of) 11.75% 2026[4]	225	23
American Funds Emerging Markets Bond Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 9.25% 2027[4]	$3,060	$321
Venezuela (Bolivarian Republic of) 9.25% 2028[4]	1,129	119
Venezuela (Bolivarian Republic of) 11.95% 2031[4]	377	40
Venezuela (Bolivarian Republic of) 7.00% 2038[4]	377	39
		981,796
Corporate bonds, notes & loans 14.84% Energy 5.52%
Guara Norte SARL 5.198% 2034[1]	4,217	4,142
KazMunayGas National Co. JSC 4.75% 2027	1,274	1,455
MV24 Capital BV 6.748% 2034[1]	2,328	2,423
Oleoducto Central SA 4.00% 2027[1]	3,680	3,901
Petrobras Global Finance Co. 8.75% 2026	1,550	1,943
Petrobras Global Finance Co. 5.60% 2031	3,400	3,589
Petrobras Global Finance Co. 6.75% 2050	1,500	1,604
Petróleos Mexicanos 7.65% 2021	MXN40,000	1,963
Petróleos Mexicanos 4.875% 2024	$175	180
Petróleos Mexicanos 7.19% 2024	MXN161,770	7,434
Petróleos Mexicanos 7.19% 2024	104,068	4,782
Petróleos Mexicanos 6.875% 2025[1]	$4,730	5,130
Petróleos Mexicanos 6.875% 2026	3,745	4,016
Petróleos Mexicanos 7.47% 2026	MXN317,710	13,662
Petróleos Mexicanos 6.49% 2027	$460	481
Petróleos Mexicanos 6.84% 2030	480	488
Petróleos Mexicanos 6.75% 2047	4,550	3,878
Petróleos Mexicanos 7.69% 2050	9,450	8,760
PTT Exploration and Production PCL 2.587% 2027[1]	1,500	1,545
		71,376
Financials 2.12%
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	6,405	6,421
Bangkok Bank PCL 4.45% 2028[1]	900	1,013
Bangkok Bank PCL 9.025% 2029	500	680
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	5,478	5,525
Credicorp Ltd. 2.75% 2025[1]	2,000	2,043
HDFC Bank Ltd. 8.10% 2025	INR40,000	573
Housing Development Finance Corp., Ltd. 8.22% 2022	90,000	1,251
ICBCIL Finance Co., Ltd. 3.625% 2027	$1,300	1,405
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	4,522	4,624
Power Financial Corp. Ltd. 3.95% 2030	1,500	1,538
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	2,330	2,356
		27,429
Materials 1.88%
Alpek, SAB de CV 3.25% 2031[1]	4,180	4,140
Braskem Idesa SAPI 7.45% 2029[1]	2,600	2,587
Braskem Idesa SAPI 7.45% 2029	400	398
Braskem SA 4.50% 2030[1]	850	855
Fresnillo PLC 4.25% 2050[1]	2,760	2,717
GC Treasury Center Company Ltd. 2.98% 2031[1]	2,845	2,816
Industrias Peñoles, SAB de CV 4.75% 2050[1]	655	674
American Funds Emerging Markets Bond Fund — Page 6 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sasol Financing USA LLC 4.375% 2026	$8,800	$8,999
Suzano Austria GmbH 3.75% 2031	1,068	1,101
		24,287
Utilities 1.80%
AES Panama Generation Holdings SRL 4.375% 2030[1]	5,455	5,654
Comisión Federal de Electricidad 3.348% 2031[1]	2,993	2,885
Comisión Federal de Electricidad 4.677% 2051[1]	2,508	2,360
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	2,799
Empresas Publicas de Medellin ESP 8.375% 2027	3,744,000	1,048
Empresas Publicas de Medellin ESP 4.25% 2029[1]	$1,802	1,828
Empresas Publicas de Medellin ESP 4.375% 2031[1]	960	963
Enel Chile SA 4.875% 2028	1,701	1,972
Enersis Américas SA 4.00% 2026	615	673
ENN Energy Holdings Ltd. 2.625% 2030[1]	1,560	1,501
Indian Renewable Energy Development Agency Ltd. 7.125% 2022	INR120,000	1,626
		23,309
Industrials 1.46%
Hidrovias International Finance SARL 4.95% 2031[1]	$4,347	4,354
Lima Metro Line 2 Finance Ltd. 4.35% 2036[1]	3,120	3,309
Mexico City Airport Trust 4.25% 2026	1,800	1,898
Mexico City Airport Trust 3.875% 2028	1,400	1,423
Mexico City Airport Trust 5.50% 2046	1,609	1,601
Mexico City Airport Trust 5.50% 2047	2,128	2,117
Powerchina Roadbridge Group (British Virgin Islands) Ltd. 3.08% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.256% on 4/1/2026)[2]	1,610	1,618
Rutas 2 and 7 Finance Ltd. 0% 2036[1]	2,820	2,016
Rutas 2 and 7 Finance Ltd. 0% 2036	800	572
		18,908
Consumer discretionary 0.89%
Meituan Dianping 3.05% 2030[1]	3,550	3,457
Melco International Development Ltd. 5.375% 2029[1]	2,250	2,396
MercadoLibre, Inc. 3.125% 2031	1,685	1,607
Sands China Ltd. 3.80% 2026	750	800
Sands China Ltd. 4.375% 2030	535	567
Wynn Macau, Ltd. 5.50% 2026[1]	2,500	2,613
		11,440
Communication services 0.45%
Axiata SPV5 Labuan Ltd. 3.064% 2050	1,053	966
Globo Comunicação e Participações SA 4.875% 2030[1]	2,500	2,526
Tencent Holdings Ltd. 3.975% 2029	1,400	1,523
Tencent Holdings Ltd. 3.24% 2050[1]	900	831
		5,846
Consumer staples 0.42%
InRetail Consumer 3.25% 2028[1]	2,730	2,733
JBS Investments GmbH II 7.00% 2026	1,200	1,280
MARB BondCo PLC 3.95% 2031[1]	1,500	1,429
		5,442
American Funds Emerging Markets Bond Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.30%	Principal amount (000)	Value (000)
Rede D’Or Finance SARL 4.95% 2028	$410	$420
Rede D’Or Finance SARL 4.50% 2030	3,490	3,431
		3,851
Total corporate bonds, notes & loans		191,888
U.S. Treasury bonds & notes 2.48% U.S. Treasury 2.23%
U.S. Treasury 0.50% 2026	20,000	19,611
U.S. Treasury 1.375% 2040[5]	5,000	4,260
U.S. Treasury 1.625% 2050[5]	6,000	5,008
		28,879
U.S. Treasury inflation-protected securities 0.25%
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,5]	3,052	3,202
Total U.S. Treasury bonds & notes		32,081
Total bonds, notes & other debt instruments (cost: $1,229,162,000)		1,205,765
Short-term securities 7.27% Money market investments 7.27%	Shares
Capital Group Central Cash Fund 0.08%[6,7]	939,470	93,956
Total short-term securities (cost: $93,956,000)		93,956
Total investment securities 100.54% (cost: $1,323,118,000)		1,299,721
Other assets less liabilities (0.54)%		(6,958)
Net assets 100.00%		$1,292,763
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2021[9] (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
10 Year Euro-Bund Futures	Short	89	June 2021	€(8,900)	$(17,877)	$12
10 Year Ultra U.S. Treasury Note Futures	Short	197	June 2021	$(19,700)	(28,306)	944
30 Year Ultra U.S. Treasury Bond Futures	Long	35	June 2021	3,500	6,343	(263)
						$693
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2021 (000)
Purchases (000)	Sales (000)
KRW8,579,900	USD7,628	Goldman Sachs	4/8/2021	$(48)
USD25,798	EUR21,640	UBS AG	4/9/2021	416
USD8,521	TRY69,000	Bank of America	4/9/2021	221
ZAR80,200	USD5,211	Bank of America	4/9/2021	216
USD7,175	PLN27,680	Goldman Sachs	4/9/2021	170
American Funds Emerging Markets Bond Fund — Page 8 of 13

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD1,719	CNH11,200	HSBC Bank	4/9/2021	$14
PLN9,750	USD2,454	Goldman Sachs	4/9/2021	13
HUF60,000	USD194	HSBC Bank	4/9/2021	—[10]
CNH15,400	USD2,355	Bank of New York Mellon	4/9/2021	(11)
PLN15,000	EUR3,263	JPMorgan Chase	4/9/2021	(32)
USD3,021	ZAR46,500	Bank of America	4/9/2021	(125)
EUR7,987	USD9,522	UBS AG	4/9/2021	(154)
USD3,755	MXN80,100	HSBC Bank	4/9/2021	(160)
PLN33,000	USD8,554	Goldman Sachs	4/9/2021	(203)
TRY69,000	USD9,037	Citibank	4/9/2021	(737)
USD18,426	EUR15,483	Goldman Sachs	4/12/2021	264
KRW5,000,000	USD4,414	Goldman Sachs	4/16/2021	3
USD5,830	CNH38,000	HSBC Bank	4/19/2021	49
USD351	EUR295	Morgan Stanley	4/19/2021	5
HUF1,328,000	USD4,302	Standard Chartered Bank	4/19/2021	(2)
USD3,003	MXN62,310	Goldman Sachs	4/19/2021	(39)
CZK92,300	USD4,206	JPMorgan Chase	4/19/2021	(59)
USD3,610	BRL20,000	Citibank	4/22/2021	62
MXN142,410	USD6,936	Goldman Sachs	4/22/2021	15
CNH33,800	USD5,180	HSBC Bank	4/22/2021	(40)
USD7,343	TRY62,300	JPMorgan Chase	4/22/2021	(76)
USD5,946	EUR5,000	Bank of America	4/23/2021	80
USD25,531	EUR21,492	HSBC Bank	4/26/2021	314
CZK41,800	EUR1,594	HSBC Bank	4/26/2021	8
USD220	RUB16,800	JPMorgan Chase	4/26/2021	(2)
PLN20,955	EUR4,535	HSBC Bank	4/26/2021	(18)
EUR4,535	PLN21,138	Goldman Sachs	4/26/2021	(28)
PLN15,510	USD3,987	Morgan Stanley	4/26/2021	(62)
CZK187,710	USD8,506	HSBC Bank	4/26/2021	(71)
USD2,838	INR206,780	Barclays Bank PLC	4/27/2021	20
BRL19,720	USD3,554	Citibank	4/27/2021	(56)
INR321,200	USD4,348	Standard Chartered Bank	5/4/2021	25
USD1,743	TRY12,700	UBS AG	5/5/2021	245
USD3,760	TRY32,500	Standard Chartered Bank	5/5/2021	(75)
TRY16,200	USD2,189	Goldman Sachs	5/5/2021	(278)
TRY29,000	USD3,961	Barclays Bank PLC	5/5/2021	(539)
USD6,228	BRL34,500	Goldman Sachs	5/24/2021	120
RON8,960	USD2,174	Citibank	6/14/2021	(46)
RON17,700	USD4,284	Bank of America	6/14/2021	(81)
				$(682)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
CDX.EM.35	1.00%/Quarterly	6/20/2026	$55,000	$2,302	$1,919	$383
American Funds Emerging Markets Bond Fund — Page 9 of 13

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Investments in affiliates7

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 7.27%
Money market investments 7.27%
Capital Group Central Cash Fund 0.08%[6]	$56,773	$144,092	$106,909	$—[10]	$—[10]	$93,956	$19
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $218,021,000, which represented 16.86% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $4,858,000, which represented .38% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2021.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Funds Emerging Markets Bond Fund — Page 10 of 13

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $53,964,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $261,689,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $46,333,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
American Funds Emerging Markets Bond Fund — Page 11 of 13

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$981,796	$—	$981,796
Corporate bonds, notes & loans	—	191,888	—	191,888
U.S. Treasury bonds & notes	—	32,081	—	32,081
Short-term securities	93,956	—	—	93,956
Total	$93,956	$1,205,765	$—	$1,299,721
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$956	$—	$—	$956
Unrealized appreciation on open forward currency contracts	—	2,260	—	2,260
Unrealized appreciation on credit default swaps	—	383	—	383
Liabilities:
Unrealized depreciation on futures contracts	(263)	—	—	(263)
Unrealized depreciation on open forward currency contracts	—	(2,942)	—	(2,942)
Total	$693	$(299)	$—	$394
*	Futures contracts, forward currency contracts and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	TRY = Turkish lira
GHS = Ghanaian cedi	UAH = Ukrainian hryvnia
HUF = Hungarian forints	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
KRW = South Korean won
American Funds Emerging Markets Bond Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-114-0521O-S78014	American Funds Emerging Markets Bond Fund — Page 13 of 13